HEDGE ACCOUNTING - Changes in the fluctuation (Details)	12 Months Ended
	Dec. 31, 2018 item	Dec. 31, 2017 item	Dec. 31, 2016 item
Disclosure of detailed information about hedges [abstract]
Value of US 1	3,249.75	2,984.00	3,000.71
Variation	265.75	(16.71)	(148.76)